Property, Plant and Equipment:	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment: [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
December 31, 2013
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	529,648	(501,190)	28,458
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	275,010	-	275,010
	$20,003,121	$(699,825)	$19,303,296

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment [1]	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792

[1] Represents the estimated net realizable value of equipment previously intended for use on the Brisas Project.

In April 2012 the Company entered into an Option Agreement with Soltoro Ltd. ("Soltoro") whereby Soltoro granted the Company the right to earn an undivided 51% interest in the La Tortuga Property located in Jalisco State, Mexico (the "Soltoro Agreement"). The Soltoro Agreement requires the Company to make aggregate option payments to Soltoro of $650,000 as well as expend $3 million on the property over 3 years. At completion of the earn-in a joint venture agreement will be formalized. The Company may subsequently exercise an option to acquire an additional 9% interest in the La Tortuga Property for $2 million. As of December 31, 2013, the Company had recorded as mineral property a total of $275,010 in option payments. The remaining option payments are $150,000 due in April 2014 and $225,000 due in April 2015. The Company's property, plant and equipment is located in the United States with the exception of mineral property which is in Mexico.